Investment Portfolio - September 30, 2022

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

MUNICIPAL BONDS - 90.0%
ALABAMA - 0.5%
Cullman Utilities Board Water Division, Revenue Bond, AGM, 4.000%, 9/1/2025	1,000,000	$1,019,875
ALASKA - 0.8%
Alaska Municipal Bond Bank Authority
Electric Light & Power Impt., Revenue Bond, 5.000%, 12/1/2025	750,000	784,546
Electric Light & Power Impt., Revenue Bond, 5.000%, 12/1/2030	875,000	953,731
		1,738,277
ARIZONA - 1.1%
Mesa
Multiple Utility Impt., Revenue Bond, 5.000%, 7/1/2023	1,050,000	1,064,569
Multiple Utility Impt., Revenue Bond, 5.000%, 7/1/2024	1,200,000	1,237,168
		2,301,737
CALIFORNIA - 0.7%
California, G.O. Bond, 5.000%, 8/1/2025	1,410,000	1,481,142

COLORADO - 0.9%
Denver Wastewater Management Division Department of Public Works, Public Impt., Revenue Bond, 5.000%, 11/1/2029	750,000	822,228
E-470 Public Highway Authority, Senior Lien, Series A, Revenue Bond, 5.000%, 9/1/2026	1,000,000	1,057,318
		1,879,546
DISTRICT OF COLUMBIA - 0.5%
District of Columbia Water & Sewer Authority, Series C, Revenue Bond, 5.000%, 10/1/2022	1,000,000	1,000,000
FLORIDA - 6.4%
Central Florida Expressway Authority
Senior Lien, Revenue Bond, 5.000%, 7/1/2024	500,000	513,781
Senior Lien, Revenue Bond, 5.000%, 7/1/2027	500,000	533,780
Senior Lien, Revenue Bond, 5.000%, 7/1/2038	530,000	543,904
Florida
Series A, G.O. Bond, 5.000%, 6/1/2025	1,857,000	1,942,711
Series B, G.O. Bond, 5.000%, 6/1/2024	930,000	958,300
Florida Department of Transportation Turnpike System, Series B, Revenue Bond, 2.500%, 7/1/2026	505,000	483,255
JEA Electric System, Series A, Revenue Bond, 5.000%, 10/1/2028	1,000,000	1,073,089
Miami-Dade County, Revenue Bond, 5.000%, 4/1/2028	1,015,000	1,098,519
	PRINCIPAL AMOUNT1/ SHARES	VALUE

MUNICIPAL BONDS (continued)
FLORIDA (continued)
Miami-Dade County, Water & Sewer System, Sewer Impt., Revenue Bond, 5.000%, 10/1/2028	2,000,000	$2,185,269
Orlando Utilities Commission, Series C, Revenue Bond, 5.000%, 10/1/2025	665,000	699,838
Port St. Lucie Utility System, Water Utility Impt., Revenue Bond, NATL, 5.250%, 9/1/2023	500,000	509,587
School District of Broward County, School Impt., G.O. Bond, 5.000%, 7/1/2032	1,895,000	2,114,299
Tampa-Hillsborough County Expressway Authority, Highway Impt., Series A, Revenue Bond, BAM, 5.000%, 7/1/2028	1,000,000	1,071,229
		13,727,561
GEORGIA - 2.6%
Georgia, School Impt., Series A, G.O. Bond, 5.000%, 7/1/2033	5,000,000	5,572,659
HAWAII - 2.2%
City & County of Honolulu, Transit Impt., Series E, G.O. Bond, 5.000%, 3/1/2027	2,000,000	2,138,525
Hawaii
Series FE, G.O. Bond, 5.000%, 10/1/2025	1,505,000	1,582,193
Series GJ, G.O. Bond, 1.033%, 8/1/2025	500,000	455,546
Honolulu County, Series E, G.O. Bond, 5.000%, 9/1/2028	500,000	538,036
		4,714,300
ILLINOIS - 4.0%
Aurora, Waterworks & Sewerage
Series B, Revenue Bond, 3.000%, 12/1/2022	500,000	499,989
Series B, Revenue Bond, 3.000%, 12/1/2023	625,000	623,996
Illinois, Public Impt., Series A, G.O. Bond, 5.000%, 11/1/2024	1,800,000	1,834,438
Illinois Municipal Electric Agency
Series A, Revenue Bond, 5.000%, 2/1/2025	2,000,000	2,071,199
Series A, Revenue Bond, 5.000%, 2/1/2026	730,000	760,867
Illinois State Toll Highway Authority
Highway Impt., Series B, Revenue Bond, 5.000%, 1/1/2038	1,050,000	1,071,423
Series B, Revenue Bond, 5.000%, 1/1/2031	1,500,000	1,644,989
		8,506,901
INDIANA - 0.5%
South Bend Sewage Works, Revenue Bond, 3.000%, 12/1/2025	1,075,000	1,066,428

Investment Portfolio - September 30, 2022

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

MUNICIPAL BONDS (continued)
IOWA - 1.2%
Cedar Falls IA, Municipal Electric Utility, Revenue Bond, 5.000%, 12/1/2023	2,000,000	$2,042,309
Johnston, Public Impt., Series A, G.O. Bond, 5.000%, 6/1/2023	520,000	526,189
		2,568,498
KANSAS - 0.9%
Topeka, Series A, G.O. Bond, 4.000%, 8/15/2024	1,440,000	1,460,809
Wichita, Water & Sewer Utility, Series A, Revenue Bond, 5.000%, 10/1/2024	500,000	518,270
		1,979,079
KENTUCKY - 1.9%
Kentucky Municipal Power Agency, Series A, Revenue Bond, NATL, 5.000%, 9/1/2024	1,355,000	1,382,832
Louisville/Jefferson County Metropolitan Government, Public Impt., G.O. Bond, 4.900%, 11/15/2023	2,760,000	2,757,966
		4,140,798
LOUISIANA - 0.5%
New Orleans
Sewer Impt., Revenue Bond, 5.000%, 6/1/2023	300,000	302,958
Sewer Impt., Series B, Revenue Bond, 5.000%, 6/1/2027	500,000	528,457
Shreveport, Water & Sewer, Series B, Revenue Bond, AGM, 3.000%, 12/1/2022	300,000	299,944
		1,131,359
MAINE - 0.6%
Maine Municipal Bond Bank, Highway Impt., Series A, Revenue Bond, 5.000%, 9/1/2027	675,000	723,805
Maine Turnpike Authority, Highway Impt., Revenue Bond, 5.000%, 7/1/2033	550,000	598,385
		1,322,190
MARYLAND - 4.9%
Baltimore County
G.O. Bond, 5.000%, 3/1/2023	665,000	670,470
G.O. Bond, 5.000%, 8/1/2028	1,000,000	1,092,696
Maryland
School Impt., Series A, G.O. Bond, 5.000%, 3/1/2033	5,000,000	5,562,896
School Impt., Series A, G.O. Bond, 5.000%, 8/1/2035	1,000,000	1,092,722
Series B, G.O. Bond, 5.000%, 8/1/2025	1,000,000	1,049,966
Maryland Health & Higher Educational Facilities Authority, Prerefunded Balance, Revenue Bond, 5.000%, 7/1/2030	1,010,000	1,057,196
		10,525,946
	PRINCIPAL AMOUNT1/ SHARES	VALUE

MUNICIPAL BONDS (continued)
MASSACHUSETTS - 0.7%
Massachusetts
Public Impt., Series D, G.O. Bond, 5.000%, 4/1/2026	1,095,000	$1,159,321
Series B, G.O. Bond, 5.000%, 7/1/2024	410,000	422,626
		1,581,947
MINNESOTA - 0.5%
Minnesota, Public Impt., Series A, G.O. Bond, 5.000%, 8/1/2026	1,030,000	1,079,827

MISSISSIPPI - 0.2%
Mississippi, Series E, G.O. Bond, 1.122%, 10/1/2025	500,000	455,176

MISSOURI - 2.1%
Clayton, G.O. Bond, 4.000%, 3/15/2028	510,000	528,640
Columbia School District, Series B, G.O. Bond, 5.000%, 3/1/2026	1,635,000	1,726,592
Kansas City, Sanitary Sewer System, Sewer Impt., Series A, Revenue Bond, 4.000%, 1/1/2025	750,000	764,096
Missouri Joint Municipal Electric Utility Commission, Prairie Street Project, Revenue Bond, 5.000%, 1/1/2027	1,410,000	1,499,721
		4,519,049
NEBRASKA - 1.2%
Lincoln Electric System Revenue, Series A, Prerefunded Balance, Revenue Bond, 5.000%, 9/1/2030	1,000,000	1,048,228
Nebraska Public Power District, Series B, Revenue Bond, 5.000%, 1/1/2030	640,000	698,765
Omaha, Public Impt., Series A, G.O. Bond, 2.500%, 1/15/2023	760,000	758,881
		2,505,874
NEVADA - 0.6%
Washoe County School District, School Impt., Series A, G.O. Bond, 5.000%, 10/1/2025	1,230,000	1,289,197
NEW JERSEY - 1.4%
New Jersey Economic Development Authority
Revenue Bond, 5.000%, 6/15/2028	700,000	730,084
School Impt., Revenue Bond, 5.000%, 6/15/2029	750,000	784,585
New Jersey Transportation Trust Fund Authority, Transit Impt., Series AA, Revenue Bond, 5.000%, 6/15/2026	1,445,000	1,480,551
		2,995,220
NEW MEXICO - 0.9%
Albuquerque, Series D, G.O. Bond, 5.000%, 7/1/2025	1,000,000	1,048,162
Bernalillo County, Public Impt., Recreational Facility Impt., G.O. Bond, 4.000%, 8/15/2024	785,000	798,592
		1,846,754

Investment Portfolio - September 30, 2022

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

MUNICIPAL BONDS (continued)
NEW YORK - 12.0%
Metropolitan Transportation Authority, Transit Impt., Green Bond, Series C-1, Revenue Bond, 4.750%, 11/15/2045	2,000,000	$1,899,929
New York City
Public Impt., Subseries F-3, G.O. Bond, 5.000%, 12/1/2024	825,000	854,159
Series B-1, G.O. Bond, 5.000%, 8/1/2027	1,600,000	1,715,757
Series D, G.O. Bond, 1.216%, 8/1/2026	1,200,000	1,053,669
Series E, G.O. Bond, 5.000%, 8/1/2026	1,905,000	2,018,521
Series J, G.O. Bond, 5.000%, 8/1/2023	950,000	962,786
New York City Municipal Water Finance Authority, Series EE, Revenue Bond, 5.000%, 6/15/2040	3,500,000	3,632,615
New York City Transitional Finance Authority, Building Aid, Series S-4A, Prerefunded Balance, Revenue Bond, 5.000%, 7/15/2023	645,000	654,667
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Revenue Bond, 3.650%, 11/1/2024	635,000	623,599
New York State Dormitory Authority
Public Impt., Series C, Prerefunded Balance, Revenue Bond, 5.000%, 3/15/2023	2,000,000	2,017,251
School Impt., Series E, Revenue Bond, AGM, 5.000%, 10/1/2025	860,000	876,276
Series C, Prerefunded Balance, Revenue Bond, 0.887%, 3/15/2025	950,000	865,114
Series C, Prerefunded Balance, Revenue Bond, 1.187%, 3/15/2026	1,110,000	991,382
New York State Thruway Authority, Series B, Revenue Bond, 4.000%, 1/1/2038	2,390,000	2,234,957
New York State Urban Development Corp.
Economic Impt., Correctional Facility Impt, Series B, Revenue Bond, 2.020%, 3/15/2024	475,000	459,797
Highway Impt., Series C, Prerefunded Balance, Revenue Bond, 5.000%, 3/15/2024	765,000	771,701
Port Authority of New York & New Jersey, Airport & Marina Impt., Consolidated Series 222, Revenue Bond, 5.000%, 7/15/2032	1,185,000	1,291,291
Triborough Bridge & Tunnel Authority, Series A, Revenue Bond, 5.000%, 11/15/2023	2,805,000	2,835,036
		25,758,507
NORTH CAROLINA - 3.5%
Charlotte, Water & Sewer System, Revenue Bond, 5.000%, 7/1/2024	1,235,000	1,275,735
	PRINCIPAL AMOUNT1/ SHARES	VALUE

MUNICIPAL BONDS (continued)
NORTH CAROLINA (continued)
Mecklenburg County, School Impt., G.O. Bond, 5.000%, 3/1/2030	3,675,000	$4,105,731
North Carolina Turnpike Authority, Highway Impt., Revenue Bond, 5.000%, 2/1/2024	1,500,000	1,528,520
Raleigh, Series A, G.O. Bond, 5.000%, 9/1/2023	700,000	712,070
		7,622,056
OHIO - 2.8%
Brecksville-Broadview Heights City School District, School Impt., Prerefunded Balance, G.O. Bond, 5.000%, 12/1/2048	1,000,000	1,020,525
Cincinnati, Public Impt., Series A, G.O. Bond, 5.000%, 12/1/2027	1,100,000	1,189,068
Cincinnati, Water System, Water Utility Impt., Series A, Revenue Bond, 5.000%, 12/1/2032	1,410,000	1,599,222
Mason
Recreational Facility Impt., Series A, G.O. Bond, 3.000%, 12/1/2023	595,000	594,643
Recreational Facility Impt., Series B, G.O. Bond, 2.000%, 12/1/2023	680,000	671,916
Middletown City School District, School Impt., Prerefunded Balance, G.O. Bond, 5.250%, 12/1/2040	1,000,000	1,003,482
		6,078,856
OREGON - 0.6%
Metro, Recreational Facility Impt., Series A, G.O. Bond, 5.000%, 6/1/2023	825,000	826,180
Oregon, Public Impt., Series K, G.O. Bond, 5.000%, 8/1/2023	575,000	583,935
		1,410,115
PENNSYLVANIA - 3.0%
Pennsylvania Turnpike Commission
Highway Impt., Series A, Revenue Bond, 5.000%, 12/1/2029	750,000	805,277
Highway Impt., Series A, Revenue Bond, 5.000%, 12/1/2030	850,000	911,869
Highway Impt., Series A-1, Revenue Bond, 5.000%, 12/1/2023	1,200,000	1,222,746
Series A-2, Revenue Bond, 5.000%, 6/1/2028	590,000	616,682
Philadelphia, Water & Wastewater, Water Utility Impt., Series A, Revenue Bond, 5.000%, 11/1/2040	2,450,000	2,559,606
Pittsburgh Water & Sewer Authority, Series B, Revenue Bond, AGM, 5.000%, 9/1/2032	300,000	324,159
		6,440,339
TENNESSEE - 2.7%
Knoxville Electric System Revenue, Series FF, Revenue Bond, 5.000%, 7/1/2023	800,000	800,772

Investment Portfolio - September 30, 2022

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

MUNICIPAL BONDS (continued)
TENNESSEE (continued)
Knoxville, Wastewater System, Sewer Impt., Series A, Revenue Bond, 5.000%, 4/1/2032	2,500,000	$2,797,038
Metropolitan Government of Nashville & Davidson County, Water & Sewer, Series B, Revenue Bond, 1.031%, 7/1/2025	650,000	592,664
Putnam County, G.O. Bond, 5.000%, 4/1/2025	500,000	521,273
Sullivan County, Correctional Facility Impt, G.O. Bond, 5.000%, 5/1/2027	1,000,000	1,073,464
		5,785,211
TEXAS - 12.0%
Austin Electric Utility, Series A, Revenue Bond, 5.000%, 11/15/2022	500,000	501,086
Central Texas Turnpike System, Series C, Revenue Bond, 5.000%, 8/15/2027	1,470,000	1,500,260
Corpus Christi, G.O. Bond, 5.000%, 3/1/2024	1,000,000	1,024,263
Dallas, Waterworks & Sewer System, Series C, Revenue Bond, 5.000%, 10/1/2028	1,715,000	1,868,376
Harris County, Senior Lien, Toll Road Impt., Series B, Revenue Bond, 5.000%, 8/15/2023	600,000	609,707
Houston, Combined Utility System Series A, Revenue Bond, 5.000%, 11/15/2031	1,140,000	1,270,172
Series C, Revenue Bond, 5.000%, 5/15/2024	1,005,000	1,033,364
Irving, Public Impt., G.O. Bond, 5.000%, 9/15/2032	3,030,000	3,384,104
North Texas Municipal Water District Water System, Series A, Revenue Bond, 5.000%, 9/1/2027	1,500,000	1,615,615
North Texas Tollway Authority
Series A, Revenue Bond, 5.000%, 1/1/2026	500,000	509,992
Series A, Revenue Bond, 5.000%, 1/1/2027	2,000,000	2,100,834
Series B, Revenue Bond, 5.000%, 1/1/2029	925,000	999,106
San Angelo Independent School District, Series A, G.O. Bond, 5.000%, 2/15/2024	1,645,000	1,685,261
San Antonio Water System, Water Utility Impt., Series A, Revenue Bond, 5.000%, 5/15/2032	1,075,000	1,154,023
Tarrant County, Highway Impt., G.O. Bond, 5.000%, 7/15/2036	2,300,000	2,498,579
Texas Municipal Gas Acquisition & Supply Corp. III
Revenue Bond, 5.000%, 12/15/2026	200,000	204,296
Revenue Bond, 5.000%, 12/15/2027	600,000	614,542
Revenue Bond, 5.000%, 12/15/2028	250,000	256,997
	PRINCIPAL AMOUNT1/ SHARES	VALUE

MUNICIPAL BONDS (continued)
TEXAS (continued)
Texas Water Development Board
Water Utility Impt., Revenue Bond, 5.000%, 10/15/2025	1,000,000	$1,050,559
Water Utility Impt., Series B, Revenue Bond, 5.000%, 10/15/2025	1,845,000	1,938,281
		25,819,417
UTAH - 0.4%
Salt Lake City Corp., Series B, G.O. Bond, 5.000%, 6/15/2026	830,000	885,015

VIRGINIA - 4.8%
Fairfax County
Public Impt., Series A, Prerefunded Balance, G.O. Bond, 5.000%, 10/1/2035	3,580,000	3,791,705
Series B, G.O. Bond, 5.000%, 10/1/2024	5,855,000	6,067,197
Richmond, Public Utility, Series B, Revenue Bond, 2.086%, 1/15/2025	515,000	489,407
		10,348,309
WASHINGTON - 5.3%
Seattle, Water System, Water Utility Impt., Revenue Bond, 5.000%, 9/1/2025	3,000,000	3,151,027
Washington
Highway Impt., Series B, G.O. Bond, 5.000%, 8/1/2025	1,480,000	1,501,619
School Impt., Series 2020A, G.O. Bond, 5.000%, 8/1/2032	4,255,000	4,639,219
Series R, G.O. Bond, 5.000%, 8/1/2027	2,000,000	2,155,401
		11,447,266
WEST VIRGINIA - 0.9%
West Virginia, Series A, G.O. Bond, 5.000%, 6/1/2025	1,860,000	1,947,464

WISCONSIN - 4.2%
Mid-St. Technical College District, G.O. Bond, 2.000%, 3/1/2024	600,000	589,970
Milwaukee Metropolitan Sewerage District, Sewer Impt., Series A, G.O. Bond, 4.000%, 10/1/2026	1,900,000	1,948,889
Western Technical College District, Series A, G.O. Bond, 3.000%, 4/1/2025	600,000	594,348
Wisconsin, Public Impt., Series B, G.O. Bond, 5.000%, 5/1/2024	5,750,000	5,912,000
		9,045,207
TOTAL MUNICIPAL BONDS
(Identified Cost $206,703,378)		193,537,102

MUTUAL FUND - 3.0%
iShares National Muni Bond ETF
(Identified Cost $7,083,057)	62,191	6,379,553

Investment Portfolio - September 30, 2022

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

U.S. GOVERNMENT SECURITIES - 3.2%

U.S. Treasury Bills - 3.2%
U.S. Treasury Bill
2.328%, 10/27/2022[2]	1,000,000	$998,254
2.820%, 1/19/2023[2]	1,000,000	989,959
2.696%, 2/23/2023[2]	1,000,000	986,014
2.754%, 4/20/2023[2]	1,000,000	980,181
2.806%, 5/18/2023[2]	1,000,000	977,729
2.839%, 6/15/2023[2]	1,000,000	974,259
2.893%, 7/13/2023[2]	1,000,000	970,905
TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $6,904,544)		6,877,301

SHORT-TERM INVESTMENT - 2.7%
Dreyfus Government Cash Management, Institutional Shares, 2.75%[3]
(Identified Cost $5,798,835)	5,798,835	5,798,835

TOTAL INVESTMENTS - 98.9%		212,592,791
(Identified Cost $226,489,814)
OTHER ASSETS, LESS LIABILITIES - 1.1%		2,443,689
NET ASSETS - 100.0%		$215,036,480

ETF - Exchange-Traded Fund

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGM (Assurance Guaranty Municipal Corp.)

BAM (Build America Mutual Assurance Co.)

NATL (National Public Finance Guarantee Corp.)

The insurance does not guarantee the market value of the municipal bonds.

1Amount is stated in USD unless otherwise noted.

2Represents the annualized yield at time of purchase.

3Rate shown is the current yield as of September 30, 2022.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Portfolio - September 30, 2022

(unaudited)

The following is a summary of the valuation levels used for major security types as of September 30, 2022 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
Municipal Bonds	$193,537,102	$—	$193,537,102	$—
U.S. Treasury and other U.S. Government agencies	6,877,301	—	6,877,301	—
Mutual fund	6,379,553	6,379,553	—	—
Short-Term Investment	5,798,835	5,798,835	—	—
Total assets	$212,592,791	$12,178,388	$200,414,403	$—

There were no Level 3 securities held by the Series as of December 31, 2021 or September 30, 2022.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.